UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22351
Investment Company Act File Number
Build America Bond Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Build America Bond Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 102.3%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.9%
$100	University of Michigan, 5.513%, 4/1/30	$108,603
125	University of Minnesota, 5.768%, 2/1/30	129,162
200	University of Texas, 5.262%, 7/1/39	207,334
1,140	University of Texas, 6.276%, 8/15/41	1,233,537
260	University of Virginia, 6.20%, 9/1/39	306,652

		$1,985,288

General Obligations — 32.4%
$140	California, 7.55%, 4/1/39	$158,584
125	California, 7.95%, 3/1/36	134,028
100	Chicago, IL, 6.207%, 1/1/36	101,979
370	Commonwealth of Massachusetts, 5.456%, 12/1/39	390,372
630	Connecticut, 5.632%, 12/1/29	680,570
250	Dallas, TX, 5.613%, 2/15/30	266,383
1,000	Denton County, TX, 5.968%, 7/15/35	1,042,740
75	Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	79,259
600	Detroit, MI, City School District, 7.747%, 5/1/39	678,144
150	Florida State Board of Education, 5.90%, 6/1/39	153,972
125	Hawaii, 5.53%, 2/1/30	131,910
250	Howard, MD, 5.55%, 2/15/30	274,937
250	Kauai, HI, 5.763%, 8/1/33	264,665
1,000	Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,037,890
760	Montgomery County, PA, 6.03%, 9/1/39	808,283
75	New Hampshire, 5.50%, 3/1/29	83,369
1,115	New York, NY, 5.985%, 12/1/36	1,142,262
100	Norfolk, VA, 5.962%, 3/1/31	107,108
250	Ohio, 5.462%, 9/1/30	268,482
200	Oxford, MI, 6.50%, 5/1/39	203,440
800	Santa Monica, CA, Community College District, 6.763%, 8/1/34	852,848
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	411,516
250	Texas, 5.517%, 4/1/39	269,557
1,000	Washington, 5.09%, 8/1/33	1,008,940
250	Washington, 5.481%, 8/1/39	265,128

		$10,816,366

Hospital — 2.3%
$250	King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$255,422
500	King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	512,255

		$767,677

Insured-Electric Utilities — 0.8%
$250	Kentucky Municipal Power Agency, (AGC), 6.49%, 9/1/37	$261,463

		$261,463

Lease Revenue/Certificates of Participation — 5.3%
$1,000	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,083,810
500	Oregon Department of Administrative Services, 6.18%, 5/1/35	514,695
150	Virginia Public Building Authority, Public Facilities Revenue, 5.75%, 8/1/30	154,953

		$1,753,458

Other Revenue — 1.6%
$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$259,068
250	Florida State Board of Education, 6.584%, 7/1/29	267,797

		$526,865

Principal
Amount
(000’s omitted)	Security	Value
Public Power/Electric Utilities — 5.0%
$1,015	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	$998,547
250	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	265,885
400	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	417,464

		$1,681,896

Special Tax Revenue — 10.2%
$1,000	Central Puget Sound Regional Transportation Authority, WA, Sales & Use Tax Revenue, 5.491%, 11/1/39	$1,059,010
125	Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	132,369
200	District of Columbia, 5.591%, 12/1/34	209,012
630	Massachusetts School Building Authority, 5.715%, 8/15/39	688,558
1,250	New York Urban Development Corp., 5.77%, 3/15/39	1,301,800

		$3,390,749

Transportation — 9.9%
$500	Maryland Transportation Authority, 5.888%, 7/1/43	$543,055
750	New Jersey Turnpike Authority, 7.414%, 1/1/40	912,472
250	Oregon Department of Transportation, 5.834%, 11/15/34	269,493
540	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	552,523
1,000	Texas Transportation Commission, 5.178%, 4/1/30(2)	1,033,490

		$3,311,033

Water and Sewer — 28.9%
$750	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$814,710
1,000	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	1,106,120
225	Cincinnati, OH, Water System Revenue, 6.458%, 12/1/34	240,894
1,000	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40(3)	1,079,160
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	109,505
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	404,354
750	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	797,002
1,200	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	1,336,152
390	Metropolitan Water District of Southern California, 6.538%, 7/1/39	405,600
800	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	829,600
1,000	San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,080,130
1,000	Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,075,090
350	Washington County, OR, Clean Water Services, 5.801%, 10/1/35	368,568

		$9,646,885

Total Taxable Municipal Securities — 102.3% (identified cost $33,108,753)		$34,141,680

Other Assets, Less Liabilities — (2.3)%		$(771,819)

Net Assets — 100.0%		$33,369,861

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC — Assured Guaranty Corp.

At July 31, 2010, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

	Texas	13.8%
	California	13.5%
	New York	10.6%
	Others, representing less than 10% individually	64.4%

During the period ended July 31, 2010, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the period ended July 31, 2010 was $386 and $0, respectively.

(1)	Build America Bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,113,777

Gross unrealized appreciation	$1,078,702
Gross unrealized depreciation	(50,799)

Net unrealized appreciation	$1,027,903

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$—	$34,141,680	$—	$34,141,680

Total Investments	$—	$34,141,680	$—	$34,141,680

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Build America Bond Portfolio

By:	/s/ Cynthia Clemson
Cynthia Clemson
President
Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia Clemson
Cynthia Clemson
President
Date: September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: September 24, 2010